Offerings	Jul. 01, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.01531%
Offering Note	An indeterminate number of debt securities is being registered as may from time to time be issued at indeterminate initial offering prices pursuant to this Registration Statement. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants are deferring payment of all of the registration fee. In connection with the securities offered hereby, the registrants will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of debt securities registered pursuant to this registration statement
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See note 1. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees.